As filed with the Securities and Exchange Commission on February 19, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

(Check appropriate box or boxes)

Registration No. 2-55091

811-02608

PUTNAM MONEY MARKET FUND

(Exact name of registrant as specified in Charter)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒
(Check appropriate box or boxes)

Registration No. 33-15238

811-05215

PUTNAM TAX EXEMPT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrants’ Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on January 30, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM MONEY MARKET FUND

PUTNAM TAX EXEMPT MONEY MARKET FUND

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

JOHN W. GERSTMAYR, Esquire

ROPES & GRAY LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of February, 2013.

PUTNAM MONEY MARKET FUND PUTNAM TAX EXEMPT MONEY MARKET FUND

By: /s/ Jonathan S. Horwitz,
Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Katrina Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Elizabeth Kennan*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
February 19, 2013

*  Signed pursuant to power of attorney filed in Post-Effective Amendment No. 48 to the Putnam Money Market Fund’s Registration Statement on January 28, 2013

*  Signed pursuant to power of attorney filed in Post-Effective Amendment No. 32 to the Putnam Tax Exempt Money Market Fund Registration Statement on January 28, 2013.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def